Leases (Details) - Schedule of Maturity Analysis Under the Lease Agreement - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2008
Schedule Of Maturity Analysis Under The Lease Agreement Abstract
Six months ending December 31, 2023	$ 539	$ 108
Year ending December 31, 2024	454	216
Year ending December 31, 2025	275	109
Year ending December 31, 2026	98	41
Year ending December 31, 2027
Year ending December 31, 2028 and thereafter
Total	1,366	474
Less: Present value discount	(111)	(29)
Lease liability	$ 1,255	$ 445